Schedule of Investments - March 31, 2024
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.17%	Held	Value
COMMUNICATION SERVICES - 2.23%
Entertainment - 1.07%
Warner Bros. Discovery, Inc. (a)	604,600	$5,278,158

Media - 1.16%
Omnicom Group, Inc.	30,300	2,931,828
Paramount Global	236,800	2,787,136
		5,718,964
TOTAL COMMUNICATION SERVICES		10,997,122

CONSUMER DISCRETIONARY - 13.26%
Automobile Components - 8.34%
Adient PLC (a)	422,300	13,902,116
BorgWarner, Inc.	146,500	5,089,410
The Goodyear Tire & Rubber Company (a)	537,500	7,379,875
Lear Corp.	34,400	4,983,872
Magna International, Inc.	180,800	9,849,984
		41,205,257
Automobiles - 0.72%
Harley-Davidson, Inc.	81,600	3,569,184

Hotels, Restaurants & Leisure - 0.92%
Marriott Vacations Worldwide Corp.	42,000	4,524,660

Household Durables - 1.62%
Whirlpool Corp.	67,100	8,027,173

Specialty Retail - 1.66%
The ODP Corp. (a)	154,145	8,177,392
TOTAL CONSUMER DISCRETIONARY		65,503,666

CONSUMER STAPLES - 1.40%
Food Products - 0.76%
Conagra Brands, Inc.	126,000	3,734,640

Personal Care Products - 0.64%
Herbalife Ltd. (a)	315,200	3,167,760
TOTAL CONSUMER STAPLES		6,902,400

ENERGY - 19.34%
Energy Equipment & Services - 2.23%
Expro Group Holdings NV (a)	135,883	2,713,584
Halliburton Company	85,100	3,354,642
NOV, Inc.	254,600	4,969,792
		11,038,018
Oil, Gas & Consumable Fuels - 17.11%
APA Corp.	585,100	20,115,738
Baytex Energy Corp.	3,114,700	11,306,361
California Resources Corp.	22,100	1,217,710
Callon Petroleum Company (a)	34,500	1,233,720
Cenovus Energy, Inc.	392,600	7,848,074
Kosmos Energy Ltd. (a)	3,954,420	23,568,343
Marathon Oil Corp.	408,300	11,571,222
Murphy Oil Corp.	25,400	1,160,780
Ovintiv, Inc.	71,000	3,684,900
Range Resources Corp.	80,400	2,768,172
		84,475,020
TOTAL ENERGY		95,513,038

FINANCIALS - 29.07%
Banks - 13.35%
Citizens Financial Group, Inc.	578,300	20,986,507
Comerica, Inc.	79,400	4,366,206
First Citizens BancShares, Inc.	3,787	6,191,745
First Horizon Corp.	317,200	4,884,880
KeyCorp	254,100	4,017,321
Popular, Inc.	247,500	21,802,275
Western Alliance Bancorp	57,100	3,665,249
		65,914,183
Capital Markets - 3.42%
Lazard, Inc.	42,000	1,758,540
Northern Trust Corp.	33,000	2,934,360
State Street Corp.	157,700	12,193,364
		16,886,264
Consumer Finance - 2.21%
Discover Financial Services	43,600	5,715,524
SLM Corp.	238,300	5,192,557
		10,908,081
Financial Services - 2.65%
Euronet Worldwide, Inc. (a)	16,100	1,769,873
Fidelity National Information Services, Inc.	152,700	11,327,286
		13,097,159
Insurance - 7.44%
American International Group, Inc.	112,900	8,825,393
CNO Financial Group, Inc.	391,700	10,763,916
Enstar Group Ltd. (a)	35,100	10,907,676
The Hartford Financial Services Group, Inc.	60,600	6,244,830
		36,741,815
TOTAL FINANCIALS		143,547,502

HEALTH CARE - 5.00%
Health Care Providers & Services - 3.99%
Centene Corp. (a)	93,200	7,314,336
Laboratory Corp. of America Holdings	10,900	2,381,214
Universal Health Services, Inc.	54,800	9,998,808
		19,694,358
Pharmaceuticals - 1.01%
Jazz Pharmaceuticals PLC (a)	41,400	4,985,388
TOTAL HEALTH CARE		24,679,746

INDUSTRIALS - 12.90%
Air Freight & Logistics - 1.90%
FedEx Corp.	8,500	2,462,790
International Distributions Services PLC (a) (v)	2,395,600	6,924,270
		9,387,060
Commercial Services & Supplies - 1.87%
The Brink's Company	100,100	9,247,238

Construction & Engineering - 3.99%
Fluor Corp. (a)	466,600	19,727,848

Ground Transportation - 0.94%
U-Haul Holding Company	69,600	4,640,928

Machinery - 2.79%
Allison Transmission Holdings, Inc.	62,600	5,080,616
CNH Industrial NV	294,800	3,820,608
Stanley Black & Decker, Inc.	49,600	4,857,328
		13,758,552
Professional Services - 1.41%
ManpowerGroup, Inc.	89,700	6,964,308
TOTAL INDUSTRIALS		63,725,934

INFORMATION TECHNOLOGY - 8.14%
Communications Equipment - 6.18%
F5, Inc. (a)	72,100	13,669,439
Telefonaktiebolaget LM Ericsson - ADR (l)	3,060,100	16,861,151
		30,530,590
Electronic Equipment, Instruments & Components - 1.96%
Arrow Electronics, Inc. (a)	74,600	9,657,716
TOTAL INFORMATION TECHNOLOGY		40,188,306

MATERIALS - 3.51%
Chemicals - 3.51%
Huntsman Corp.	182,800	4,758,284
Olin Corp.	213,600	12,559,680
TOTAL MATERIALS		17,317,964

REAL ESTATE - 1.35%
Hotel & Resort Real Estate Investment Trusts - 0.13%
Pebblebrook Hotel Trust	43,100	664,171

Office Real Estate Investment Trusts - 0.34%
Vornado Realty Trust	58,000	1,668,660

Real Estate Management & Development - 0.88%
Jones Lang LaSalle, Inc. (a)	22,300	4,350,507
TOTAL REAL ESTATE		6,683,338

UTILITIES - 0.97%
Electric Utilities - 0.49%
NRG Energy, Inc.	35,600	2,409,764

Independent Power and Renewable Electricity Producers - 0.48%
Vistra Corp.	34,400	2,395,960
TOTAL UTILITIES		4,805,724

Total common stocks (Cost $380,263,996)		479,864,740

Total long-term investments (Cost $380,263,996)		479,864,740

COLLATERAL FOR SECURITIES ON LOAN - 2.62%
Money Market Funds - 2.62%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.24%^	12,929,315	12,929,315
Total collateral for securities on loan (Cost $12,929,315)		12,929,315

	Principal
SHORT-TERM INVESTMENTS - 2.99%	Amount
Time Deposits - 2.99%
Citigroup, Inc., 4.68%, 04/01/2024*	$14,748,570	14,748,570
Total short-term investments (Cost $14,748,570)		14,748,570

Total investments - 102.78% (Cost $407,941,881)		507,542,625

Liabilities in excess of other assets - (2.78)%		(13,738,091)

Net assets - 100.00%		$493,804,534

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $12,645,863.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)	- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $6,924,270, which represented 1.40% of net assets. See Security Valuation below.
ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$472,940,470
Money Market Funds	12,929,315
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	6,924,270
Time Deposits	14,748,570
Level 3 --- Significant unobservable inputs	-

Total Investments	$507,542,625